UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002104643

Towd Point Mortgage Trust 2026-FIX2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Chaojun Fan, (646) 885-3432
Name and telephone number, including area code, of the person to contact in connection with this filing.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G previously filed on February 27, 2026 (accession no. 0000929638-26-000765) (the “Original Form ABS-15G). This form is being filed for the sole purpose of filing additional exhibits to the Original Form ABS-15G. No other changes have been made to the form.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 15, 2026

CRM 3 DEPOSITOR, LLC
(Depositor)

By:	/s/ Chaojun Fan
Name: Chaojun Fan
Title: Managing Director

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

	Schedule 1 –	Executive Summary/Narrative
	Schedule 2 –	Rating Agency Grades
	Schedule 3 –	Exception Grades
	Schedule 4 –	Valuation Summary
	Schedule 5 –	Supplemental Data
	Schedule 6 –	ASF
	Schedule 7 –	Supplemental HELOC
	Schedule 8 –	Business Purpose
	Schedule 9 –	Data Compare Summary (Total)
	Schedule 10 –	Reviewed Loan(s) Removed as of SCD

99.2	Mortgage Loans Excluded from Securitization Transaction